Short-term loans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Mar. 31, 2018
Short term loans	$ 460,030	$ 206,070	$ 558,488
Interest expense	10,208	11,268
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans		206,070		$ 208,926
China Construction Bank [Member]
Short term loans	$ 460,030	0
Term	12 months
China Construction Bank [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans		$ 0		208,926
Interest rate		6.96%
China Construction Bank [Member] | Minimum [Member]
Interest rate	4.13%
China Construction Bank [Member] | Maximum [Member]
Interest rate	5.00%
Third party [Member]
Short term loans	$ 0	$ 206,070
Interest rate	4.53%
Maturity date	Apr. 09, 2019
Third party [Member] | CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Short term loans		$ 206,070		$ 0
Interest rate		4.53%